Investor Class Shares | T. Rowe Price Emerging Markets Corporate Bond Fund

T. Rowe Price Emerging Markets Corporate Bond Fund

SUMMARY

Investment Objective
The fund seeks to provide high current income and,
secondarily, capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Investor Class Shares T. Rowe Price Emerging Markets Corporate Bond Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)		2.00%
Maximum account fee	[1]	20
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class Shares T. Rowe Price Emerging Markets Corporate Bond Fund
Management fees		0.80%
Distribution and service (12b-1) fees		none
Other expenses	[1]	0.46%
Total annual fund operating expenses		1.26%
Fee waiver/expense reimbursement	[2]	0.11%
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]	1.15%
[1]	Other expenses are estimated.
[2]	T. Rowe Price Associates, Inc. has agreed (through April 30, 2015) to waive its fees and/or bear any expenses (excluding interest, taxes, brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund's ratio of expenses to average net assets to exceed 1.15%. Termination of the agreement would require approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund's expense ratio is below 1.15%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 1.15%.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the expense limitation currently in place is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years
Investor Class Shares T. Rowe Price Emerging Markets Corporate Bond Fund	117	366

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Investments, Risks, and Performance Principal Investment Strategies

The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in bonds that are issued by companies that are located or listed in, or conduct the predominant part of their business activities in, the emerging market countries of Latin America, Asia, Europe, Africa and the Middle East.

While it is expected that the securities held by the fund will primarily be U.S. dollar-denominated, the fund may also hold securities denominated in emerging market currencies and other non-U.S. currencies. The fund does not generally attempt to cushion the impact of non-U.S. currency fluctuations against the U.S. dollar. Although the fund expects to generally maintain an intermediate-term weighted average maturity (between three and ten years), there are no maturity restrictions on the overall portfolio or on individual securities purchased by the fund.

Most of the fund’s investments are expected to be rated below investment-grade (BB or lower, or an equivalent rating) by a major credit rating agency or by T. Rowe Price. However, the fund may purchase bonds of any credit quality and there are no overall limits on the fund’s holdings that are unrated or rated below investment-grade. Investments in below investment-grade corporate bonds, also known as “junk” bonds, should be considered speculative.

The fund may sell holdings for a variety of reasons, such as to alter geographic or currency exposure, to adjust its average maturity, duration, or credit quality, or to shift assets into or out of higher-yielding securities.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Foreign investing risk Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. securities. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse political, social, or economic developments overseas. In addition, foreign investments may be subject to regulatory and accounting standards that differ from those of the U.S.

Emerging markets risk The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

Currency risk Although the fund primarily invests in U.S. dollar-denominated bonds of emerging markets issuers, the fund may invest in securities issued in foreign currencies and is therefore subject to the risk that it could experience losses based solely on the weakness of those foreign currencies versus the U.S. dollar and changes in the exchange rates between such currencies and the U.S. dollar.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. The risk of default is much greater for emerging market bonds and securities rated as below investment-grade (“junk” bonds). The fund is exposed to greater credit risk than other bond funds because companies in emerging markets are usually not as strong financially and are more susceptible to economic downturns. Junk bonds should be considered speculative as they carry greater risks of default and erratic price swings due to real or perceived changes in the credit quality of the issuer.

Interest rate risk This risk refers to the chance that interest rates will increase, causing a decline in bond prices. (Bond prices and interest rates usually move in opposite directions.) Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price.

Performance

Because the fund commenced operations in 2012, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained by calling 1-800-225-5132.

Advisor Class Shares | T. Rowe Price Emerging Markets Corporate Bond Fund

Emerging Markets Corporate Bond Fund—Advisor Class

SUMMARY

Investment Objective
The fund seeks to provide high current income and,
secondarily, capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s Advisor Class Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Advisor Class Shares T. Rowe Price Emerging Markets Corporate Bond Fund T. Rowe Price Emerging Markets Corporate Bond Fund-Advisor Class
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisor Class Shares T. Rowe Price Emerging Markets Corporate Bond Fund T. Rowe Price Emerging Markets Corporate Bond Fund-Advisor Class
Management fees		0.80%
Distribution and service (12b-1) fees		0.25%
Other expenses	[1]	0.54%
Total annual fund operating expenses		1.59%
Fee waiver/expense reimbursement	[2]	0.34%
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]	1.25%
[1]	Other expenses are estimated.
[2]	T. Rowe Price Associates, Inc. has agreed (through April 30, 2015) to waive its fees and/or bear any expenses (excluding interest, taxes, brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund's ratio of expenses to average net assets to exceed 1.25%. Termination of the agreement would require approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund's expense ratio is below 1.25%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 1.25%.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the expense limitation currently in place is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years
Advisor Class Shares T. Rowe Price Emerging Markets Corporate Bond Fund T. Rowe Price Emerging Markets Corporate Bond Fund-Advisor Class	127	399

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Investments, Risks, and Performance Principal Investment Strategies

The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in bonds that are issued by companies that are located or listed in, or conduct the predominant part of their business activities in, the emerging market countries of Latin America, Asia, Europe, Africa and the Middle East.

While it is expected that the securities held by the fund will primarily be U.S. dollar-denominated, the fund may also hold securities denominated in emerging market currencies and other non-U.S. currencies. The fund does not generally attempt to cushion the impact of non-U.S. currency fluctuations against the U.S. dollar. Although the fund expects to generally maintain an intermediate-term weighted average maturity (between three and ten years), there are no maturity restrictions on the overall portfolio or on individual securities purchased by the fund.

Most of the fund’s investments are expected to be rated below investment-grade (BB or lower, or an equivalent rating) by a major credit rating agency or by T. Rowe Price. However, the fund may purchase bonds of any credit quality and there are no overall limits on the fund’s holdings that are unrated or rated below investment-grade. Investments in below investment-grade corporate bonds, also known as “junk” bonds, should be considered speculative.

The fund may sell holdings for a variety of reasons, such as to alter geographic or currency exposure, to adjust its average maturity, duration, or credit quality, or to shift assets into or out of higher-yielding securities.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Foreign investing risk Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. securities. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse political, social, or economic developments overseas. In addition, foreign investments may be subject to regulatory and accounting standards that differ from those of the U.S.

Emerging markets risk The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

Currency risk Although the fund primarily invests in U.S. dollar-denominated bonds of emerging markets issuers, the fund may invest in securities issued in foreign currencies and is therefore subject to the risk that it could experience losses based solely on the weakness of those foreign currencies versus the U.S. dollar and changes in the exchange rates between such currencies and the U.S. dollar.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. The risk of default is much greater for emerging market bonds and securities rated as below investment-grade (“junk” bonds). The fund is exposed to greater credit risk than other bond funds because companies in emerging markets are usually not as strong financially and are more susceptible to economic downturns. Junk bonds should be considered speculative as they carry greater risks of default and erratic price swings due to real or perceived changes in the credit quality of the issuer.

Interest rate risk This risk refers to the chance that interest rates will increase, causing a decline in bond prices. (Bond prices and interest rates usually move in opposite directions.) Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price.

Performance

Because the fund commenced operations in 2012, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained by calling 1-800-638-8790.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 17, 2012
Registrant Name	dei_EntityRegistrantName	T. Rowe Price International Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000313212
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 17, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 21, 2012
Prospectus Date	rr_ProspectusDate	May 24, 2012
Investor Class Shares | T. Rowe Price Emerging Markets Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

T. Rowe Price Emerging Markets Corporate Bond Fund

SUMMARY

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide high current income and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are estimated.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the expense limitation currently in place is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in bonds that are issued by companies that are located or listed in, or conduct the predominant part of their business activities in, the emerging market countries of Latin America, Asia, Europe, Africa and the Middle East.

While it is expected that the securities held by the fund will primarily be U.S. dollar-denominated, the fund may also hold securities denominated in emerging market currencies and other non-U.S. currencies. The fund does not generally attempt to cushion the impact of non-U.S. currency fluctuations against the U.S. dollar. Although the fund expects to generally maintain an intermediate-term weighted average maturity (between three and ten years), there are no maturity restrictions on the overall portfolio or on individual securities purchased by the fund.

Most of the fund’s investments are expected to be rated below investment-grade (BB or lower, or an equivalent rating) by a major credit rating agency or by T. Rowe Price. However, the fund may purchase bonds of any credit quality and there are no overall limits on the fund’s holdings that are unrated or rated below investment-grade. Investments in below investment-grade corporate bonds, also known as “junk” bonds, should be considered speculative.

The fund may sell holdings for a variety of reasons, such as to alter geographic or currency exposure, to adjust its average maturity, duration, or credit quality, or to shift assets into or out of higher-yielding securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Foreign investing risk Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. securities. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse political, social, or economic developments overseas. In addition, foreign investments may be subject to regulatory and accounting standards that differ from those of the U.S.

Emerging markets risk The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

Currency risk Although the fund primarily invests in U.S. dollar-denominated bonds of emerging markets issuers, the fund may invest in securities issued in foreign currencies and is therefore subject to the risk that it could experience losses based solely on the weakness of those foreign currencies versus the U.S. dollar and changes in the exchange rates between such currencies and the U.S. dollar.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. The risk of default is much greater for emerging market bonds and securities rated as below investment-grade (“junk” bonds). The fund is exposed to greater credit risk than other bond funds because companies in emerging markets are usually not as strong financially and are more susceptible to economic downturns. Junk bonds should be considered speculative as they carry greater risks of default and erratic price swings due to real or perceived changes in the credit quality of the issuer.

Interest rate risk This risk refers to the chance that interest rates will increase, causing a decline in bond prices. (Bond prices and interest rates usually move in opposite directions.) Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the fund commenced operations in 2012, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained by calling 1-800-225-5132.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund commenced operations in 2012, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Investor Class Shares | T. Rowe Price Emerging Markets Corporate Bond Fund | T. Rowe Price Emerging Markets Corporate Bond Fund
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Maximum account fee	rr_MaximumAccountFee	20	[1]
Operating Expenses:	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.46%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.15%	[3]
Expense Example:	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	366
Advisor Class Shares | T. Rowe Price Emerging Markets Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Emerging Markets Corporate Bond Fund—Advisor Class

SUMMARY

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide high current income and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund’s Advisor Class Shareholder fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are estimated.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the expense limitation currently in place is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in bonds that are issued by companies that are located or listed in, or conduct the predominant part of their business activities in, the emerging market countries of Latin America, Asia, Europe, Africa and the Middle East.

While it is expected that the securities held by the fund will primarily be U.S. dollar-denominated, the fund may also hold securities denominated in emerging market currencies and other non-U.S. currencies. The fund does not generally attempt to cushion the impact of non-U.S. currency fluctuations against the U.S. dollar. Although the fund expects to generally maintain an intermediate-term weighted average maturity (between three and ten years), there are no maturity restrictions on the overall portfolio or on individual securities purchased by the fund.

Most of the fund’s investments are expected to be rated below investment-grade (BB or lower, or an equivalent rating) by a major credit rating agency or by T. Rowe Price. However, the fund may purchase bonds of any credit quality and there are no overall limits on the fund’s holdings that are unrated or rated below investment-grade. Investments in below investment-grade corporate bonds, also known as “junk” bonds, should be considered speculative.

The fund may sell holdings for a variety of reasons, such as to alter geographic or currency exposure, to adjust its average maturity, duration, or credit quality, or to shift assets into or out of higher-yielding securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Foreign investing risk Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. securities. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse political, social, or economic developments overseas. In addition, foreign investments may be subject to regulatory and accounting standards that differ from those of the U.S.

Emerging markets risk The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

Currency risk Although the fund primarily invests in U.S. dollar-denominated bonds of emerging markets issuers, the fund may invest in securities issued in foreign currencies and is therefore subject to the risk that it could experience losses based solely on the weakness of those foreign currencies versus the U.S. dollar and changes in the exchange rates between such currencies and the U.S. dollar.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. The risk of default is much greater for emerging market bonds and securities rated as below investment-grade (“junk” bonds). The fund is exposed to greater credit risk than other bond funds because companies in emerging markets are usually not as strong financially and are more susceptible to economic downturns. Junk bonds should be considered speculative as they carry greater risks of default and erratic price swings due to real or perceived changes in the credit quality of the issuer.

Interest rate risk This risk refers to the chance that interest rates will increase, causing a decline in bond prices. (Bond prices and interest rates usually move in opposite directions.) Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the fund commenced operations in 2012, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained by calling 1-800-638-8790.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund commenced operations in 2012, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Advisor Class Shares | T. Rowe Price Emerging Markets Corporate Bond Fund | T. Rowe Price Emerging Markets Corporate Bond Fund-Advisor Class
Shareholder Fees:	rr_ShareholderFeesAbstract
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.59%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.34%	[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.25%	[4]
Expense Example:	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	127
3 years	rr_ExpenseExampleYear03	399

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[2]	Other expenses are estimated.
[3]	T. Rowe Price Associates, Inc. has agreed (through April 30, 2015) to waive its fees and/or bear any expenses (excluding interest, taxes, brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund's ratio of expenses to average net assets to exceed 1.15%. Termination of the agreement would require approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund's expense ratio is below 1.15%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 1.15%.
[4]	T. Rowe Price Associates, Inc. has agreed (through April 30, 2015) to waive its fees and/or bear any expenses (excluding interest, taxes, brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund's ratio of expenses to average net assets to exceed 1.25%. Termination of the agreement would require approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund's expense ratio is below 1.25%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 1.25%.